Financial Instruments Designated at Fair Value Through Profit or Loss - Changes In Fair Value Attributable To Changes In The Bank'S Own Credit Risk For Financial Liabilities Designated At Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 11,783	$ 8,966
Carrying value	12,235	8,188
Difference between carrying value and contractual maturity amount	(452)	778
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income	11	(30)
Cumulative changes in fair value attributable to changes in own credit risk	$ (55)	$ (66)